Segmental analysis - Reported external net operating income by country/ territory (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue and other operating income	[1]	£ 4,646	£ 6,120	£ 5,900
UK
Disclosure of geographical areas [line items]
Revenue and other operating income		3,161	2,937	2,914
France
Disclosure of geographical areas [line items]
Revenue and other operating income		171	1,677	1,528
Germany
Disclosure of geographical areas [line items]
Revenue and other operating income		732	887	814
Others
Disclosure of geographical areas [line items]
Revenue and other operating income		£ 582	£ 619	£ 644

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.